NOTE PAYABLE (Details Narrative) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note Payable Details Narrative
Total Debt		$ 4,615,547	$ 1,197,680
Unamortized debt discount	661,874	0
Accrued interest	$ 239,298	$ 270,918